Intangible Assets, Net	12 Months Ended
Dec. 31, 2025
Goodwill and Intangible Assets Disclosure [Abstract]
Intangible Assets, Net
9.	Intangible assets, net
The intangible assets, net consisted of the following:

	As of
	December 31, 2024	December 31, 2025
	RMB	RMB
Insurance agency licenses (1) (2) (3)	40,902	37,939
Software and system (2)	11,768	14,447
Customer Relationship (2)	9,392	9,392
Insurance brokerage license (1) (3)	6,526	3,879
Brand (2)	4,845	4,845
Insurance adjusting license	3,067	3,067
Domain name	580	580

Total	77,080	74,149
Less: Accumulated amortization (4)	(6,290)	(8,136)
Impairment (1) (5)	(1,950)	—

Intangible assets, net	68,840	66,013

(1)
During the year ended December 31, 2025, the Group disposed of certain subsidiaries which resulted in a derecognition of RMB3,484 insurance agency licenses and RMB2,647 insurance brokerage licence and the previously recognized impairment loss of
RMB1,950
related to these intangible assets. In addition, the Group acquired of certain insurance agency licences in the amount of RMB520 from a third party.

(2)
During the year ended December 2024, the Company acquired intangible assets amounting to RMB18,174 in connection with a business combination disclosed in Note 4, which were measured at fair value upon acquisition.

(3)
During the year ended December 31, 2023, the Group’s disposal of a subsidiary resulted in a decrease of RMB4,333 in insurance agency license, and the Group’s acquisition of a subsidiary resulted in an increase of RMB3,879 in insurance brokerage license.

(4)	Amortization expenses for the years ended December 31, 2023, 2024 and 2025 were RMB1,227, RMB1,189 and RMB1,899 respectively.
The amortization of the coming 5 years is:

As of
December 31, 2025
RMB
2026	1,906
2027	1,854
2028	1,766
2029	1,578
2030	900

(5)	Impairment loss recorded in general and administrative expenses for the years ended December 31, 2023, 2024 and 2025 were RMB1,950, nil and nil, respectively.